Organization and Summary of Significant Accounting Policies (Details) $ in Thousands				1 Months Ended	3 Months Ended			6 Months Ended		12 Months Ended
	Jul. 12, 2019 shares	Apr. 14, 2017 shares	Apr. 14, 2017 shares	Sep. 30, 2016 shares	Sep. 30, 2019 USD ($)	Mar. 31, 2019 USD ($)	Sep. 30, 2018 USD ($)	Sep. 30, 2019 USD ($) Segments	Sep. 30, 2018 USD ($)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 USD ($)	Dec. 28, 2018 USD ($)	Dec. 31, 2016
Organization and Summary of Significant Accounting Policies (Textual)
Net loss					$ (4,389)		$ (3,350)	$ 6,035	$ (6,577)	$ (13,650)	$ (32,836)
Accumulated deficit					(121,921)	$ (115,886)		(121,921)		(115,886)	(102,236)
Cash used in operating activities								(3,134)	$ (4,902)	(9,040)	(17,643)
Proceeds from issuance of common stock and warrants, net of fees						12,693		2		4,221	$ 12,693
Shares received from Eco3d | shares	4,277,000
Working capital						5,045				5,045
Line of credit facility					$ 525	$ 905		$ 525		$ 905
Additional operating liabilities, description								The Company recognized additional operating liabilities of approximately $99, with corresponding right of use assets of $99 based on the present value of the remaining minimum rental payments under leasing standards for existing operating leases.		The Company currently expects to recognize additional operating liabilities of approximately $121, with corresponding right of use assets of $112 based on the present value of the remaining minimum rental payments under leasing standards for existing operating leases.
Number of segments | Segments | Segments								2
Eco 3d LLC [Member]
Organization and Summary of Significant Accounting Policies (Textual)
Percentage of non-controlling interest				35.00%		35.00%				35.00%			35.00%
Eco 3d LLC [Member]
Organization and Summary of Significant Accounting Policies (Textual)
Percentage of non-controlling interest				35.00%
Loan And Security Agreement [Member]
Organization and Summary of Significant Accounting Policies (Textual)
Line of credit facility												$ 10,000
Executive Officer [Member]
Organization and Summary of Significant Accounting Policies (Textual)
Shares received from Eco3d | shares				525,000
Eco3d, LLC [Member]
Organization and Summary of Significant Accounting Policies (Textual)
Ownership percentage of the company						65.00%				65.00%
Percentage of non-controlling interest, description										Eco3d was formed by Ecoark in November 2013 and Ecoark owned 65% of the LLC. The remaining 35% was reflected as non-controlling interest
Shares received from Eco3d | shares		560,000
Shares issued under equity purchase agreement, net of expenses | shares			525,000
Sable Polymer Solutions Llc [Member]
Organization and Summary of Significant Accounting Policies (Textual)
Ownership percentage of the company						100.00%				100.00%
Ecoark and Magnolia solar [Member]
Organization and Summary of Significant Accounting Policies (Textual)
Ownership percentage of the company						100.00%				100.00%
Eco3d, LLC [Member]
Organization and Summary of Significant Accounting Policies (Textual)
Ownership percentage of the company						100.00%				100.00%
Zest Labs, Inc. [Member]
Organization and Summary of Significant Accounting Policies (Textual)
Ownership percentage of the company						100.00%				100.00%
Ecoark Holdings, Inc. [Member]
Organization and Summary of Significant Accounting Policies (Textual)
Reacquired shares canceled | shares				525,000
Shares issued under equity purchase agreement, net of expenses | shares				525,000